Employee benefit expense (Details Narrative)	12 Months Ended
	Dec. 31, 2021 EUR (€) Number	Dec. 31, 2020 EUR (€) Number	Dec. 31, 2019 EUR (€) Number
Employee Benefit Expense
Provision | €	€ 26,500,000	€ 7,400,000	€ 0
Average number of employees | Number	722	532	508